Pension and Postretirement Benefit Plans and Defined Contribution Plans - Obligations and Funded Status (Detail) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Jan. 31, 2015	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
U.S. Qualified Pension Plans [Member]
Change in benefit obligation
Benefit obligation, beginning	[1],[2]	$ 16,575	$ 16,575		$ 13,976
Service cost	[1],[2]		287		253
Interest cost	[1],[2]		676		697
Plan amendments	[1],[2]		62		0
Changes in actuarial assumptions and other	[1],[2]		(774)		2,653
Foreign exchange impact	[1],[2]		0		0
Acquisitions/divestitures/other, net	[1],[2]		542		0
Curtailments	[1],[2]		3		2
Settlements	[1],[2]		(2,034)		(308)
Special termination benefits	[3]		0	[1],[2]	0	[1],[2]	$ 0
Benefits paid	[1],[2]		(412)		(697)
Benefit obligation, ending	[1],[2]		14,926		16,575		13,976
Change in plan assets
Fair value of plan assets, beginning	[2]	12,706	12,706		12,869
Actual gain/(loss) on plan assets	[2]		(124)		819
Company contributions		1,000	1,000	[2]	23	[2]
Foreign exchange impact	[2]		0		0
Acquisitions/divestitures, net	[2]		496
Settlements	[2]		(2,034)		(308)
Benefits paid	[1],[2]		(412)		(697)
Fair value of plan assets, ending	[2]		11,633		12,706		12,869
Funded status—Plan assets less than benefit obligation	[2]		(3,292)		(3,869)
Defined benefit plan, accumulated benefit obligation			14,800		16,300
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Change in benefit obligation
Benefit obligation, beginning	[1],[4]	1,481	1,481		1,341
Service cost	[1],[4]		22		20
Interest cost	[1],[4]		54		57
Plan amendments	[1],[4]		4		0
Changes in actuarial assumptions and other	[1],[4]		(70)		218
Foreign exchange impact	[1],[4]		0		0
Acquisitions/divestitures/other, net	[1],[4]		9		0
Curtailments	[1],[4]		0		0
Settlements	[1],[4]		(93)		(96)
Special termination benefits	[5]		0	[1],[4]	0	[1],[4]	0
Benefits paid	[1],[4]		(65)		(58)
Benefit obligation, ending	[1],[4]		1,343		1,481		1,341
Change in plan assets
Fair value of plan assets, beginning	[4]	0	0
Company contributions	[4]		158		154
Foreign exchange impact	[4]		0		0
Settlements	[4]		(93)		(96)
Benefits paid	[1],[4]		(65)		(58)
Fair value of plan assets, ending	[4]		0		0
Funded status—Plan assets less than benefit obligation	[4]		(1,343)		(1,481)
Defined benefit plan, accumulated benefit obligation			1,300		1,400
International Pension Plans [Member]
Change in benefit obligation
Benefit obligation, beginning	[1],[6]	10,796	10,796		10,316
Service cost	[1],[6]		186		197
Interest cost	[1],[6]		307		393
Employee contributions	[1],[6]		7		8
Plan amendments	[1],[6]		(1)		(54)
Changes in actuarial assumptions and other	[1],[6]		(273)		1,346
Foreign exchange impact	[1],[6]		(938)		(794)
Acquisitions/divestitures/other, net	[1],[6]		19		(55)
Curtailments	[1],[6]		(2)		(127)
Settlements	[1],[6]		(499)		(32)
Special termination benefits	[7]		1	[1],[6]	8	[1],[6]	4
Benefits paid	[1],[6]		(389)		(408)
Benefit obligation, ending	[1],[6]		9,214		10,796		10,316
Change in plan assets
Fair value of plan assets, beginning	[6]	8,588	8,588		8,250
Actual gain/(loss) on plan assets	[6]		290		1,046
Company contributions	[6]		558		316
Employee contributions	[1],[6]		7		8
Foreign exchange impact	[6]		(602)		(594)
Acquisitions/divestitures, net	[6]		6		3
Settlements	[6]		(499)		(32)
Benefits paid	[1],[6]		(389)		(408)
Fair value of plan assets, ending	[6]		7,959		8,588		8,250
Funded status—Plan assets less than benefit obligation	[6]		(1,255)		(2,208)
Defined benefit plan, accumulated benefit obligation			8,800		10,300
Postretirement Plans [Member]
Change in benefit obligation
Benefit obligation, beginning	[1],[8]	3,168	3,168		3,438
Service cost	[1],[8]		55		55
Interest cost	[1],[8]		117		169
Employee contributions	[1],[8]		79		75
Plan amendments	[1],[8]		(497)		(692)
Changes in actuarial assumptions and other	[1],[8]		(185)		447
Foreign exchange impact	[1],[8]		(20)		(10)
Acquisitions/divestitures/other, net	[1],[8]		49
Curtailments	[1],[8]		(3)		(4)
Special termination benefits	[9]		0	[1],[8]	0	[1],[8]	0
Benefits paid	[1],[8]		(300)		(309)
Benefit obligation, ending	[1],[8]		2,463		3,168		3,438
Change in plan assets
Fair value of plan assets, beginning	[8]	$ 762 [10]	762	[10]	741
Actual gain/(loss) on plan assets	[8]		(3)		45
Company contributions	[8]		84		210
Employee contributions	[1],[8]		79		75
Foreign exchange impact	[8]		0
Benefits paid	[1],[8]		(300)		(309)
Fair value of plan assets, ending	[8]		622	[10]	762	[10]	$ 741
Funded status—Plan assets less than benefit obligation	[8]		$ (1,841)		$ (2,406)

[1]	For the U.S. and international pension plans, the benefit obligation is the projected benefit obligation (PBO). For the postretirement plans, the benefit obligation is the accumulated postretirement benefit obligation (ABO). The ABO for all of our U.S. qualified pension plans was $14.8 billion in 2015 and $16.3 billion in 2014. The ABO for our U.S. supplemental (non-qualified) pension plans was $1.3 billion in 2015 and $1.4 billion in 2014. The ABO for our international pension plans was $8.8 billion in 2015 and $10.3 billion in 2014.
[2]	The favorable change in the funded status of our U.S. qualified plans was primarily due to (i) the plan gains resulting from the increase in the discount rate, and (ii) a $1 billion voluntary contribution to the plans, partially offset by (i) the net impact of the acquisition of Hospira and (ii) a decrease in the actual return on assets.
[3]	2015 v. 2014––The increase in net periodic benefit costs for our U.S. qualified pension plans was primarily driven by (i) higher settlement activity related to participants accepting the lump-sum option made in an offer to certain plan participants to elect a lump-sum payment to settle Pfizer’s pension obligation with those participants, or to elect an early annuity, and (ii) the increase in the amounts amortized for actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation (which increased the amount of deferred actuarial losses), and, to a lesser extent, a 2014 change in mortality assumptions (reflecting a longer life expectancy for plan participants). The aforementioned increases were partially offset by (i) a greater expected return on plan assets resulting from an increased plan asset base due to a voluntary contribution of $1.0 billion made at the beginning of January 2015, which in turn was partially offset by a decrease in the expected rate of return on plan assets from 8.5% to 8.3% and (ii) lower interest costs resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation. 2014 v. 2013––The decrease in net periodic benefit costs for our U.S. qualified pension plans was primarily driven by (i) the decrease in the amounts amortized for actuarial losses resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation (which reduced the amount of deferred actuarial losses), (ii) lower service cost resulting from cost-reduction initiatives, (iii) lower settlement activity and (iv) greater expected return on plan assets resulting from an increased plan asset base, partially offset by higher interest costs resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation.
[4]	Our U.S. supplemental (non-qualified) plans are generally not funded and these obligations, which are substantially greater than the annual cash outlay for these liabilities, will be paid from cash generated from operations. The decrease in the benefit obligation is primarily due to an increase in the discount rate.
[5]	2015 v. 2014––The increase in net periodic benefit costs for our U.S. supplemental (non-qualified) pension plans was primarily driven by (i) an increase in the amounts amortized for actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation, and (ii) higher settlement activity. 2014 v. 2013––The decrease in net periodic benefit costs for our U.S. supplemental (non-qualified) pension plans was primarily driven by (i) the decrease in the amounts amortized for actuarial losses resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation, (ii) lower settlement activity and (iii) lower interest costs.
[6]	The favorable change in the international plans’ funded status was primarily due to (i) plan gains related to favorable changes in actuarial assumptions and experience, (ii) an increase in company contributions to plan assets and (iii) foreign exchange impacts.
[7]	2015 v. 2014––The increase in net periodic benefit costs for our international pension plans was primarily driven by (i) a decrease in the expected return on plan assets due to a lower expected rate of return on plan assets, (ii) an increase in the amounts amortized for actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation, and (iii) higher settlement charges due to the settlement of a pension plan in Sweden. The aforementioned increase in net periodic benefit costs was partially offset by the decrease in interest cost resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation. 2014 v. 2013––The decrease in net periodic benefit costs for our international pension plans was primarily driven by (i) greater expected return on plan assets resulting from an increased plan asset base, (ii) the decrease in the amounts amortized for actuarial losses resulting from increases, in 2013, in the discount rates used to determine the benefit obligations, partially offset by (iii) increased curtailment losses primarily due to a loss relating to a U.K. pension plan freeze in the current year and (iv) changes in curtailments related to restructuring initiatives.
[8]	The favorable change in the funded status of our postretirement plans was primarily due to (i) plan gains resulting from favorable changes in plan assumptions and an increase in the discount rate, and (ii) the impact of a plan amendment approved in June 2015 that introduced a cap on costs for certain groups within the plan, partially offset by (i) the reduced company contributions as the result of reimbursements received for eligible prescription drug expenses for certain retirees and (ii) the acquisition of Hospira.
[9]	2015 v. 2014––The decrease in net periodic benefit costs for our postretirement plans was primarily driven by (i) the increase in the amounts amortized for prior service credits and (ii) an increase in curtailment gain resulting from the implementation of changes to certain retiree medical benefits to adopt programs eligible for the Medicare Part D plan subsidy, as allowed under the employer group waiver plan, and another plan change to establish benefit caps for certain plan participants, as well as (iii) a decrease in interest cost resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation. The aforementioned decreases were partially offset by an increase in actuarial losses resulting from the decrease, in 2014, in the discount rate used to determine the benefit obligation. 2014 v. 2013––The decrease in net periodic benefit costs for our postretirement plans was primarily driven by the decrease in the amounts amortized for actuarial losses resulting from the increase, in 2013, in the discount rate used to determine the benefit obligation (which reduced the amount of deferred actuarial losses).
[10]	Reflects postretirement plan assets, which support a portion of our U.S. retiree medical plans.The following table provides an analysis of the changes in our more significant investments valued using significant unobservable inputs: Year Ended December 31, U.S. Qualified Pension Plans International Pension Plans Partnership investments Other commingled funds Insurance contracts Other(MILLIONS OF DOLLARS) 2015 2014 2015 2014 2015 2014 2015 2014Fair value, beginning $958 $932 $1,096 $715 $274 $300 $744 $500Actual return on plan assets: Assets held, ending 84 104 (8) 47 16 23 25 47Assets sold during the period — — (34) (7) — — 3 8Purchases, sales and settlements, net (51) (78) 35 341 (17) (20) 73 254Transfer into/(out of) Level 3 — — — — — — — (19)Exchange rate changes — — — — (37) (29) (47) (46)Fair value, ending $991 $958 $1,089 $1,096 $236 $274 $798 $744